Long-term Debt and Lease Obligations	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt and Lease Obligations
Long-term Debt and Lease Obligations
The following is a summary of long-term debt and lease obligation (in thousands):

	December 31,
	2018	2017
Senior secured second-priority lien notes (maturing December 15, 2021)	$120,569	$120,569
Senior secured third-priority lien notes (redeemed March 26, 2018)	—	28,497
Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a)	—	10,000
Equipment capital leases	2,938	279
Other debt	1,159	1,382
Costs associated with issuances of debt	(2,925)	(3,983)
Total	121,741	156,744
Current portion of long-term debt and lease obligations	(2,228)	(40,024)
Non-current portion of long-term debt and lease obligations	$119,513	$116,720

(a) The maturity of the revolving credit facility will accelerate to December 15, 2021 if the Company is unable to repay or extend the maturity of the Second Lien Notes.
Revolving Credit Facility
On August 16, 2018, ION and its material U.S. subsidiaries; GX Technology Corporation, ION Exploration Products (U.S.A) Inc. and I/O Marine Systems Inc. (the “Material U.S. Subsidiaries”), along with GX Geoscience Corporation, S. de R.L. de C.V., a limited liability company (Sociedad de Responsibilidad Limitada de Capital Variable) organized under the laws of Mexico, and a subsidiary of the Company (the “Mexican Subsidiary”), (the Material U.S. Subsidiaries and the Mexican Subsidiary are collectively, the “Subsidiary Borrowers”, together with ION Geophysical Corporation are the “Borrowers”), the financial institutions party thereto, as lenders, and PNC Bank, National Association (“PNC”), as agent for the lenders, entered into that certain Third Amendment and Joinder to Revolving Credit and Security Agreement (the “Third Amendment”), amending the Revolving Credit and Security Agreement, dated as of August 22, 2014 (as previously amended by the First Amendment to Revolving Credit and Security Agreement, dated as of August 4, 2015 and the Second Amendment to Revolving Credit and Security Agreement, dated as of April 28, 2016, the “Credit Agreement”). The Credit Agreement, as amended by the First Amendment, the Second Amendment and the Third Amendment is herein called, the “Credit Facility”).
The Credit Facility is available to provide for the Borrowers’ general corporate needs, including working capital requirements, capital expenditures, surety deposits and acquisition financing.
The Third Amendment amends the Credit Agreement to, among other things:

•
extend the maturity date of the Credit Facility by approximately four years (from August 22, 2019 to August 16, 2023), subject to the retirement or extension of the maturity date of the Second Lien Notes, as defined below, which mature on December 15, 2021;

•	increase the maximum revolver amount by $10 million (from $40 million to $50 million);

•
increase the borrowing base percentage of the net orderly liquidation value as it relates to the multi-client data library (not to exceed $28.5 million, up from the previous maximum of $15 million for the multi-client data library component);

•
include the eligible billed receivables of the Mexican Subsidiary up to a maximum of $5 million in the borrowing base calculation and joins the Mexican Subsidiary as a borrower thereunder (with a maximum exposure of $5 million) and require the equity and assets of the Mexican Subsidiary to be pledged to secure obligations under the Credit Facility;

•
modify the interest rate such that the maximum interest rate remains consistent with the fixed interest rate prior to the Third Amendment (that is, 3.00% per annum for domestic rate loans and 4.00% per annum for LIBOR rate loans), but now lowers the range down to a minimum interest rate of 2.00% for domestic rate loans and 3.00% for LIBOR rate loans based on a leverage ratio for the preceding four-quarter period;

•
decrease the minimum excess borrowing availability threshold which (if the Borrowers have minimum excess borrowing availability below any such threshold) triggers the agent’s right to exercise dominion over cash and deposit accounts; and

•	modify the trigger required to test for compliance with the fixed charge coverage ratio, which is further described below.
The maximum amount under the Credit Facility is the lesser of $50.0 million or a monthly borrowing base. The borrowing base under the Credit Facility will increase or decrease monthly using a formula based on certain eligible receivables, eligible inventory and other amounts, including a percentage of the net orderly liquidation value of the Borrowers’ multi-client data library.  As of December 31, 2018, the borrowing base under the Credit Facility was $41.9 million and there was no outstanding indebtedness under the Credit Facility.
The obligations of Borrowers under the Credit Facility are secured by a first-priority security interest in 100% of the stock of the Subsidiary Borrowers and 65% of the equity interest in ION International Holdings L.P. and by substantially all other assets of the Borrowers. However, the first-priority security interest in the other assets of the Mexican Subsidiary is limited to a maximum exposure of $5.0 million.
The Credit Facility contains covenants that, among other things, limit or prohibit the Borrowers, subject to certain exceptions and qualifications, from incurring additional indebtedness in excess of permitted indebtedness (including capital lease obligations), repurchasing equity, paying dividends or distributions, granting or incurring additional liens on the Borrowers’ properties, pledging shares of the Borrowers’ subsidiaries, entering into certain merger transactions, entering into transactions with the Company’s affiliates, making certain sales or other dispositions of the Borrowers’ assets, making certain investments, acquiring other businesses and entering into sale-leaseback transactions with respect to the Borrowers’ property.
The Credit Facility, requires that ION and the Subsidiary Borrowers maintain a minimum fixed charge coverage ratio of 1.1 to 1.0 as of the end of each fiscal quarter during the existence of a covenant testing trigger event. The fixed charge coverage ratio is defined as the ratio of (i) ION’s EBITDA, minus unfunded capital expenditures made during the relevant period, minus distributions (including tax distributions) and dividends made during the relevant period, minus cash taxes paid during the relevant period, to (ii) certain debt payments made during the relevant period. A covenant testing trigger event occurs upon (a) the occurrence and continuance of an event of default under the Credit Facility or (b) by a two-step process based on (i) a minimum excess borrowing availability threshold (excess borrowing availability less than $6.25 million for five consecutive business days or $5.0 million on any given business day, and (ii) the Borrowers’ unencumbered cash maintained in a PNC deposit account is less that the Borrowers’ then outstanding obligations. Prior to the Third Amendment, the test covenant compliance was tied to a total liquidity measure (liquidity less than $7.5 million for five consecutive days or $6.5 million on any given day).
As of December 31, 2018, the Company was in compliance with all of the covenants under the Credit Facility.
The Credit Facility, as amended, contains customary event of default provisions (including a “change of control” event affecting ION), the occurrence of which could lead to an acceleration of the Company’s obligations under the Credit Facility.
Senior Secured Notes
As of December 31, 2018, ION Geophysical Corporation’s 9.125% Senior Secured Second Priority Notes due December 2021 (the “Second Lien Notes”) had an outstanding principal amount of $120.6 million. Prior to its early redemption, ION Geophysical Corporation’s 8.125% Senior Secured Second-Priority Notes due May 2018 (the “Third Lien Notes”) had an aggregate principal amount of $28.5 million. In March 2018, ION Geophysical Corporation obtained consent from a majority of the Second Lien Notes holders and from PNC to redeem, in full, the Third Lien Notes prior to their stated maturity. On March 26, 2018, ION Geophysical Corporation redeemed the Third Lien Notes by paying the then outstanding principal amount, plus all accrued and unpaid interest through the redemption date.
The Second Lien Notes remain outstanding and are senior secured second-priority obligations guaranteed by the Material U.S. Subsidiaries and the Mexican Subsidiary (each as defined above and herein below, with the reference to the Second Lien Notes, the “Guarantors”). Interest on the Second Lien Notes accrues at the rate of 9.125% per annum and is payable semiannually in arrears on June 15 and December 15 of each year during their term, except that the interest payment otherwise payable on June 15, 2021 will be payable on December 15, 2021.
The April 2016 indenture governing the Second Lien Notes contains certain covenants that, among other things, limits or prohibits ION Geophysical Corporation’s ability and the ability of its restricted subsidiaries to take certain actions or permit certain conditions to exist during the term of the Second Lien Notes, including among other things, incurring additional indebtedness, creating liens, paying dividends and making other distributions in respect of ION Geophysical Corporation’s capital stock, redeeming ION Geophysical Corporation’s capital stock, making investments or certain other restricted payments, selling certain kinds of assets, entering into transactions with affiliates, and effecting mergers or consolidations. These and other restrictive covenants contained in the Second Lien Notes Indenture are subject to certain exceptions and qualifications. All of ION Geophysical Corporation’s subsidiaries are currently restricted subsidiaries.
As of December 31, 2018, the Company was in compliance with the covenants with respect to the Second Lien Notes.
On or after December 15, 2019, the Company may on one or more occasions redeem all or a part of the Second Lien Notes at the redemption prices set forth below, plus accrued and unpaid interest and special interest, if any, on the Second Lien Notes redeemed during the twelve-month period beginning on December 15th of the years indicated below:

Date	Percentage
2019	105.500%
2020	103.500%
2021 and thereafter	100.000%

Equipment Capital Leases
The Company has entered into capital leases that are due in installments for the purpose of financing the purchase of computer equipment through 2021. Interest accrues under these leases at rates from 4.3% to 8.7% per annum, and the leases are collateralized by liens on the computer equipment. The assets are amortized over the lesser of their related lease terms or their estimated productive lives and such charges are reflected within depreciation expense.
A summary of future principal obligations under long-term debt and equipment capital lease obligations follows (in thousands):

Years Ending December 31,	Short-Term and Long-Term Debt	Capital Lease Obligations	Other Financing	Total
2019	$—	$1,069	1,159	$2,228
2020	—	1,135	—	1,135
2021	120,569	734	—	121,303
Total	$120,569	$2,938	$1,159	$124,666